Hartford Life Insurance Company Separate Account Three:
The Director M	333-119414
Director M Platinum	333-119414
AmSouth Variable Annuity M	333-119414
The Director M Select	333-119414
The Huntington Director M	333-119414
Fifth Third Director M	333-119414
Wells Fargo Director M	333-119414
Classic Director M	333-119414
Director M Ultra	333-119414
Director M Access	333-119419
The Director M Edge	333-119415
The Director M Plus	333-119422
AmSouth Variable Annuity M Plus	333-119422
The Director M Select Plus	333-119422
The Director M Outlook	333-119417
Director M Platinum Outlook	333-119417
AmSouth Variable Annuity M Outlook	333-119417
The Director M Select Outlook	333-119417
Huntington Director M Outlook	333-119417
Wells Fargo Director M Outlook	333-119417
Classic Director M Outlook	333-119417

Hartford Life and Annuity Insurance Company Separate Account Three:
The Director M	333-119418
Wells Fargo Director M	333-119418
Director M Access	333-119423
The Director M Edge	333-119420
The Director M Plus	333-119416
The Director M Outlook	333-119421
Wells Fargo Director M Outlook	333-119421

Union Security Insurance Company Variable Account D:
Union Security Variable Annuity	333-43886

Supplement dated June 16, 2008 to the Prospectus dated May 1, 2008

Supplement dated June 16, 2008 to the Prospectus dated May 1, 2008

Reorganization

Hartford Mortgage Securities HLS Fund into the Hartford U.S. Government Securities HLS Fund

On or about September 3, 2008, shareholders will vote on the proposed reorganization of Hartford Mortgage Securities HLS Fund into the Hartford U.S. Government Securities HLS Fund. If the proposed reorganization is approved, all assets of the Hartford Mortgage Securities HLS Fund will be transferred into the Hartford U.S. Government Securities HLS Fund. Shareholders of the Hartford Mortgage Securities HLS Fund will receive shares of Hartford U.S. Government Securities HLS Fund. If approved by the shareholders, the reorganization is scheduled to take place at the close of business on or about September 26, 2008.

Due to the reorganization, you will no longer be able to allocate new Premium Payments or make transfers to the Hartford Mortgage Securities HLS Fund Sub-Account, including program trades, on or after the close of business on September 25, 2008. As a result of the reorganization, if any of your Contract Value is currently invested in the Hartford Mortgage Securities HLS Fund Sub-Accounts, that Contract Value will be merged into the Hartford U.S. Government Securities HLS Fund Sub-Account. If any portion of your future premium payments is allocated to the Hartford Mortgage Securities HLS Fund Sub-Account, you may redirect that allocation to another Sub-Account available under your Contract. Effective as of the close of business on or about September 26, 2008, any transaction that includes an allocation to the Hartford Mortgage Securities HLS Fund Sub-Account will automatically be allocated to the Hartford U.S. Government Securities HLS Fund Sub-Account. Effective as of the close of business on or about September 26, 2008, unless you direct us otherwise, if you are enrolled in any DCA, DCA Plus, InvestEase, Asset Rebalancing Program or other administrative program that includes transfers of Contract Value or allocation to the Hartford Mortgage Securities HLS Fund Sub-Account, your enrollment will automatically be updated to reflect the Hartford U.S. Government Securities HLS Fund Sub-Account.

In the event that the proposed reorganization is approved, effective as of the close of business on or about September 26, 2008, all references and information contained in the prospectus for your Contract related to the Hartford Mortgage Securities HLS Fund are deleted.

This supplement should be retained with the prospectus for future reference.

HV-6702